Intangible Assets, Net (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Intangible Assets, Net [Abstract]
Amortization expense	$ 651,002	$ 82,931